Financial Risk Management - Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities (Details) - VEON Holdings B.V. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
January 01, 2023 [Member] | USD [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	$ 36,569
January 01, 2023 [Member] | EUR [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	38,951
Average for 2023 [Member] | USD [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	36,594
Average for 2023 [Member] | EUR [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	39,363
December 31, 2023 [Member] | USD [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	37,982
December 31, 2023 [Member] | EUR [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	42,208
Average for 2024 [Member] | USD [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	40,159
Average for 2024 [Member] | EUR [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	43,459
December 31, 2024 [Member] | USD [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	42,039
December 31, 2024 [Member] | EUR [Member]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities [Line Items]
Exchange rates for foreign currencies	$ 43,926